Net financial income	12 Months Ended
Dec. 31, 2023
Net financial income
Net financial income	Net financial income

	December 31, 2023	December 31, 2022	December 31, 2021

Financial income
Discounts obtained	190	800	82
Interest charged	1,259	820	830
Revenues from interest earning bank deposit	13,744	6,441	3,714
Foreign-exchange income	9,513	315	5,636
Monetary variation	17,035	258	40
Other	1,744	933	474
	43,485	9,567	10,776
Financial expenses
Interest paid	(7,194)	(4,732)	(1,610)
Interest right of use	(3,434)	(4,183)	(978)
Interest on loans	(54,546)	(27,329)	(7,454)
Debenture interest	(89,069)	(52,371)	—
Intercompany interest	(8,284)	(4,613)	—
Discounts granted	(95,521)	(1,529)	(830)
Bank expenses	(3,812)	(2,478)	(362)
IOF	(824)	(3,469)	(1,108)
Foreign exchange costs	(15,262)	(8,518)	(163)
Monetary variation	(289)	(402)	—
Other	(16,592)	(3,917)	(299)
	(294,827)	(113,541)	(12,804)

Net financial expense	(251,342)	(103,974)	(2,028)